Ivy Large Cap Growth Fund
Ivy Large Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Large Cap Growth Fund (USD $)		Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	5.00%	[1]	1.00%	[1]	none	none	none	none
Redemption Fee/Exchange Fee	[2]	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee		none	none		none		20	none	none	none
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	As a % of amount redeemed or exchanged within fewer than five days.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Large Cap Growth Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.30%	0.62%	0.28%	0.88%	0.22%	0.31%	0.21%
Total Annual Fund Operating Expenses		1.25%	2.32%	1.98%	1.83%	0.92%	1.51%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	0.10%	0.17%	0.03%	0.68%	0.04%	none	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	2.15%	1.95%	1.15%	0.88%	1.51%	1.06%
[1]	From June 13, 2011 through July 31, 2014, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%, Class B shares at 2.15%, Class C shares at 1.95%, Class E shares at 1.15%, Class I shares at 0.88%, and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,190	1,970
Class B	621	976	1,288	2,341
Class C	199	613	1,059	2,298
Class E	705	979	1,394	2,609
Class I	91	282	497	1,120
Class R	153	476	823	1,801
Class Y	108	337	604	1,378

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,190	1,970
Class B	221	676	1,188	2,341
Class C	199	613	1,059	2,298
Class E	705	979	1,394	2,609
Class I	91	282	497	1,120
Class R	153	476	823	1,801
Class Y	108	337	604	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by what IICO believes are higher-quality, growth-oriented large cap sized companies with appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap companies, which typically are companies with market capitalizations of at least $10 billion.Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund seeks to generate solid returns while striving to protect against downside risks.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies operating in large, growing, addressable markets whose competitive market position will allow them to grow faster than the general economy. The key factors analyzed by IICO consist of a company's brand equity, proprietary technology, economies of scale, level of inter-industry competition, interaction and bargaining power between a company, its customers, suppliers and competitors and the threat of substitute products.

Many U.S. companies have a diverse market of U.S. business and overseas operations. Therefore, the Fund will have an indirect exposure to foreign markets through these investments.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

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Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.

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Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

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Holdings Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -20.70% (the fourth quarter of 2008). The Class A return for the year through June 30, 2011 was 5.93%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Ivy Large Cap Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	7.51%	2.05%	0.60%
Class A Return After Taxes on Distributions	7.49%	2.01%	0.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.91%	1.76%	0.51%
Class B	8.67%	1.80%	(0.10%)
Class C	13.18%	2.34%	0.30%
Class E	7.52%			1.26%	Apr. 02, 2007
Class I	14.36%			3.31%	Apr. 02, 2007
Class R	13.72%	2.94%		2.84%	Dec. 29, 2005
Class Y	14.12%	3.36%	1.35%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.76%	0.03%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	14.80%	2.48%	(0.23%)